Interim Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	0.01	0.01	0.01	0.01	0.01	0.01
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01